Financial risk management: (Tables)	12 Months Ended
Dec. 31, 2024
Financial risk management:
Schedule of exchange rate risk

	December 31,
	2023		2024

	(Thousands of dollars)
Asset	Ps.	507,164	Ps.	627,768
Liability		(6,419)		(7,450)
Monetary active position	Ps.	500,745	Ps.	620,318

Schedule of liquidity position

	Cash and
	cash		Total		Short - term		Long - term
December 31, 2023	equivalents		Debt		Debt		Debt
Mexico	Ps.	9,770,273	Ps.	2,522,974	Ps.	883,153	Ps.	1,639,821
Aerostar		1,518,455		8,748,247		344,048		8,404,199
Airplan		2,584,169		953,549		6,438		947,111
Total	Ps.	13,872,897	Ps.	12,224,770	Ps.	1,233,639	Ps.	10,991,131

	Cash and
	cash		Total		Short - term		Long - term
December 31, 2024	equivalents		Debt		Debt		Debt
Mexico	Ps.	15,868,354	Ps.	2,423,495	Ps.	685,490	Ps.	1,738,005
Aerostar		850,723		10,507,887		443,814		10,064,073
Airplan		3,364,380		428,074		2,226		425,848
Total	Ps.	20,083,457	Ps.	13,359,456	Ps.	1,131,530	Ps.	12,227,926

Schedule of liquidity risk

	Under		Between 3 months		Between 1		Between 2 and
At December 31, 2023	3 months		and one year		and 2 years		5 years
Bank loans and interest	Ps.	853,062	Ps.	388,439	Ps.	787,830	Ps.	2,163,132
Long term debt		342,243		348,518		698,955		2,128,755
Suppliers		306,547
Accounts payable and accrued expenses		1,156,955

At December 31, 2024
Bank loans and interest	Ps.	97,469	Ps.	891,336	Ps.	369,518	Ps.	2,418,340
Long term debt		425,793		432,923		871,003		2,605,601
Suppliers		325,701
Accounts payable and accrued expenses		1,305,959

As of December 31, 2023 and 2024, the amount of undiscounted contractual cash flows associated with maturities greater than 5 years of long-term debt including interest amounts to Ps.9,760,047 and Ps.11,129,662, respectively.

Schedule of short term liquidity

	December 31,
	2023		2024
Current assets	Ps.	18,733,197	Ps.	25,656,011
Current liabilities		4,827,227		5,887,006
Short term position (liquidity)	Ps.	13,905,970	Ps.	19,769,005